DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	6 Months Ended
Jun. 30, 2024
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Variable Interest Entity Information

	December 31,	June 30,
	2023	2024
	RMB	RMB
Cash and cash equivalents	2,520	5,852
Amounts due from TCTM and its wholly-owned subsidiaries	104,642	93,183
Amounts due from related parties	—	41,198
Prepaid expenses and other current assets	62,550	33,356
Current assets of discontinued operation	36,779	—
Total current assets	206,491	173,589

Property and equipment, net	2,052	3,045
Long term investments	34,852	—
Right-of-use assets	9,209	7,044
Other non-current assets	258	517
Total assets	252,862	184,195

Accounts payable	2,713	1,218
Deferred revenue-current	114,975	117,368
Operating lease liabilities-current	4,440	2,534
Income taxes payable	79	—
Accrued expenses and other current liabilities	30,762	40,500
Amounts due to TCTM and its wholly-owned subsidiaries	23,676	5,673
Amounts due to related parties	—	25,520
Current liabilities of discontinued operation	100,392	—
Total current liabilities	277,037	192,813

Operating lease liabilities-non current	4,252	4,009
Total liabilities	281,289	196,822

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Net revenues	68,442	46,702
Net loss from continuing operations	(4,821)	(12,960)
Net income / (loss) from discontinued operation	24,184	(13,171)
Net income / (loss)	19,363	(26,131)
Net cash used in operating activities from continuing operations	(82,403)	(14,326)
Net cash provided by / (used in) operating activities from discontinued operation	6,008	(1,782)
Net cash provided by / (used in) investing activities from continuing operations	2,350	(3,200)
Net cash used in investing activities from discontinued operation	(5,000)	—
Net cash provided by financing activities from continuing operations	77,550	18,820
Net cash used in financing activities from discontinued operation	(1,741)	(82)